Long-term Investments, Net - Additional Information (Details) $ in Thousands			1 Months Ended							2 Months Ended	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	May 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	May 31, 2020 CNY (¥)	Apr. 30, 2020 shares	Mar. 31, 2020 shares	Apr. 30, 2020 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments														¥ (36,750,000)
Impairment charge											¥ 0		¥ 0	35,584,000
Committed capital investment	¥ 64,896,000	$ 9,016
FSOL
Schedule Of Equity Method Investments [Line Items]
Income (loss) from equity method investments											0		0	460,000
Impairment charge														35,332,000
FSOL | Series B Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares									2,564,103
FSOL | Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares								1,923,077
FSOL | Series B and Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash | $										$ 5,833
Equity investment ownership percentage								35.77%		35.77%
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash							¥ 3,000,000
Equity investment ownership percentage							8.10%
Income (loss) from equity method investments											0		¥ 0	(1,522,000)
Impairment charge														¥ 252,000
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash						¥ 500,000
Equity investment ownership percentage						15.00%
Impairment charge											¥ 500,000	$ 69
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash			¥ 9,000,000	¥ 13,500,000	¥ 9,000,000										¥ 4,500,000
Equity investment ownership percentage	4.01%	4.01%									4.01%	4.01%
Committed capital investment											¥ 9,000,000	$ 1,250